Finance Lease Liabilities (Details) - Schedule of finance lease liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of finance lease liabilities [Abstract]
Current portion	$ 619,301	$ 632,105
Non-current portion	666,455	1,023,366
Finance lease liabilities	$ 1,285,756	$ 1,655,471